Commitments and Contingencies (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies [Abstract]
Rent commitment	$ 175
Percent of commissions revenue accounted for by one utility	100.00%	100.00%